EQ ADVISORS TRUSTSM

ATM International Managed Volatility Portfolio

ATM Large Cap Managed Volatility Portfolio

ATM Mid Cap Managed Volatility Portfolio

ATM Small Cap Managed Volatility Portfolio

EQ/400 Managed Volatility Portfolio

EQ/500 Managed Volatility Portfolio

EQ/2000 Managed Volatility Portfolio

EQ/AB Small Cap Growth Portfolio

EQ/Common Stock Index Portfolio

EQ/Emerging Markets Equity PLUS Portfolio

EQ/Equity 500 Index Portfolio

EQ/International Equity Index Portfolio

EQ/International Managed Volatility Portfolio

EQ/Large Cap Growth Index Portfolio

EQ/Large Cap Value Index Portfolio

EQ/Large Cap Value Managed Volatility Portfolio

EQ/Mid Cap Index Portfolio

EQ/Small Company Index Portfolio

Multimanager Aggressive Equity Portfolio

Multimanager Technology Portfolio

SUPPLEMENT DATED JANUARY 24, 2022 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Judith DeVivo of AllianceBernstein L.P. no longer serves as a member of the team that is responsible for the securities selection, research, and trading for the EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio, and the Index Allocated Portions of the EQ/Emerging Markets Equity PLUS Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, and Multimanager Technology Portfolio; and no longer serves as the individual primarily responsible for the securities selection, research, and trading for the EQ/Common Stock Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/International Equity Index Portfolio, EQ/Large Cap Growth Index Portfolio, and EQ/Small Company Index Portfolio, the Index Allocated Portion of the Multimanager Aggressive Equity Portfolio, and the portions allocated to AllianceBernstein L.P. of the ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio, and EQ/International Managed Volatility Portfolio. All references to Judith DeVivo in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Ben Sklar of AllianceBernstein L.P. no longer serves as a member of the team that is responsible for the securities selection, research and trading for the EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio, and the Index Allocated Portions of the EQ/Emerging Markets Equity PLUS Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, and Multimanager Technology Portfolio. All references to Ben Sklar in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

With respect to each of the Portfolios listed at the top of the previous page, the section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Katherine Robertson, CFA®	Portfolio Manager, Index Strategies of AllianceBernstein	January 2021
Geoff Tomlinson, CFA®	Portfolio Manager, Index Strategies of AllianceBernstein	January 2021

With respect to each of the Portfolios listed at the top of the previous page (except the EQ/AB Small Cap Growth Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Index Portfolio, and Multimanager Technology Portfolio), the section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Joshua Lisser	Senior Vice President/Chief Investment Officer, Index Strategies of AllianceBernstein	January 2021

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AllianceBernstein L.P.” is amended by adding the following information to the fourth paragraph, listing the members of AllianceBernstein’s Passive Equity Investment Team:

Katherine Robertson, CFA® is a Portfolio Manager for Index Strategies at AllianceBernstein. She joined AllianceBernstein in 2007 and transitioned into her current role in 2021, after seven years as a manager in the Multi-Asset Solutions Portfolio Management Group.

Geoff Tomlinson, CFA® is a Portfolio Manager for Index Strategies at AllianceBernstein. He joined AllianceBernstein in 2006 as an associate in the Institutional Investment Management Sales Group. Prior to transitioning to his current role, from 2011 to 2019, Mr. Tomlinson was a portfolio analyst for Index Strategies, with a focus on custom index and enhanced index strategies.